File No. 2-96924

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.____

POST-EFFECTIVE AMENDMENT NO. 61

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 64

AMANA MUTUAL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730

(Address of Principal Executive Offices, including ZIP Code)

Registrant's Telephone Number – (360) 734-9900

Elliot S. Cohen, Esq.
1300 N. State Street

Bellingham, Washington 98225-4730

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485, or
[X]	on February 5, 2025 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485, or [ ] on pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485, or [ ] on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A for Amana Mutual Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying until February 5, 2025 the effectiveness of the registration statement filed in Post-Effective Amendment No. 60 ("PEA No. 60") with the Commission via EDGAR Accession No. 0001398344-24-018646 on October 8, 2024, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 60 by means of this filing, Parts A, B and C of PEA No. 60 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust certifies that it meets all the requirements under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 61 to PEA No. 60 to be duly signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, State of Washington, on the 31st day of December, 2024.

AMANA MUTUAL FUNDS TRUST

By

* /s/ Nicholas Kaiser
Nicholas F. Kaiser, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities indicated on December 31, 2024.

* /s/ Nicholas F. Kaiser
Nicholas F. Kaiser, President and Trustee

* /s/ Christopher R. Fankhauser
Christopher R. Fankhauser, Treasurer

*
Ronald H. Fielding, Trustee

*
M. Yaqub Mirza, Trustee

*
Miles K. Davis, Trustee

*
Firas J. Al-Barzinji, Trustee

* By /s/ Nicholas F. Kaiser
Nicholas F. Kaiser, President

* Pursuant to Power of Attorney